                                            SENTRY'S
                                            SELF-DIRECTED
                                            LIFE







                                            [SENTRY LIFE INSURANCE COMPANY LOGO]


VARIABLE UNIVERSAL LIFE



SEMI-ANNUAL REPORT
JUNE 30, 1999




Funded by Neuberger Berman
Advisers Managment Trust

VOLUME 1 OF 2

Dear Policy Owner:                                              August 13, 1999

We are pleased to present you with the following comments of Neuberger Berman Management Inc., the investment advisers for your Patriot variable annuity.

Jennifer Silver and Brooke Cobb took over management of Neuberger Berman Advisers Management Trust (AMT) Growth Portfolio and the equity portion of AMT Balanced Portfolio in July 1997.

Neuberger Berman AMT Growth Portfolio co-managers, Jennifer Silver and Brooke Cobb, attribute the portfolio's performance to their stock selection strategy, which favors a diverse array of companies in a variety of industries. Silver and Cobb increased their AMT Growth holdings of Internet-related stocks during the first quarter. When Internet stocks began to give back some of their previous gains, Silver and Cobb sold some of their larger positions that had previously provided strong returns. During the second half of the six-month period, domestic interest rates began to rise. The stocks of many consumer cyclical companies, such as retailers, experienced heightened volatility. Silver and Cobb attempted to take advantage of this volatility by increasing existing holdings and establishing new positions on perceived price weakness. Looking forward, Silver and Cobb remain optimistic. In their view, the shift in market leadership from large-cap to smaller stocks may persist, especially if interest rates remain at or near current levels. Silver and Cobb report that they have continued to seek fundamentally strong companies in the mid-cap market that have good earnings and are selling at attractive valuations.

When 1999 began, the Neuberger Berman AMT Balanced Portfolio's assets were apportioned 61.9% to equity and 38.1% to fixed income. Fixed income securities provided competitive returns in a moderately rising interest rate environment, and growth stocks continued to lead the equity markets.

Neuberger Berman AMT Limited Maturity Bond Portfolio co-managers are
Ted Giuliano and Catherine Waterworth, who also co-manage the fixed-income portion of AMT Balanced Portfolio. During the first quarter, the portfolio's allocation to U.S. Government Agency securities was reduced and those assets were redeployed into mortgage-backed securities. During the second half of the reporting period, the relative peace and quiet in the bond market was shattered when fixed-income investors awoke to the conclusion that faster-than-expected economic growth in domestic and overseas markets might rekindle inflation pressures. The portfolio co-managers believe that investment environments such as the one that dominated the second quarter provide true tests of fixed-income managers' skills. According to Giuliano, "higher interest rates are like a receding tide. You don't know which portfolio manager is exposed until the tide goes out." When interest rates rise, bond prices fall. Giuliano and Waterworth gradually reduced the portfolio's average duration to 2.0 years. If interest rates rise further, Giuliano and Waterworth believe that the portfolio's current posture should help it maintain competitive yields. If interest rates decline, the portfolio co-managers stand ready to make the changes required to lock in high yields.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

/s/ Dale R. Schuh
Dale R. Schuh, President
Sentry Life Insurance Company


The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolios are likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Advisers Management Trust Portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as an underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus.

                          SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 1999 (Unaudited)


ASSETS:

Investments at market value:

   Neuberger Berman Advisers Management Trust:

     Liquid Asset Portfolio, 154,007
       shares (cost $154,007)                                          $    154,007

     Growth Portfolio, 205,514
       shares (cost $5,167,949)                                           5,246,726

     Limited Maturity Bond Portfolio, 13,273
       shares (cost $181,313)                                               173,788

     Balanced Portfolio, 92,843
       shares (cost $1,463,862)                                           1,483,628
                                                                       ------------

       Total investments                                                  7,058,149

Dividends receivable                                                            527
                                                                       ------------
       Total assets                                                       7,058,676

LIABILITIES:

Accrued expenses                                                              2,001
                                                                       ------------

NET ASSETS                                                             $  7,056,675
                                                                       ============



    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For the six months ended June 30, 1999, 1998 and 1997 (Unaudited)


                                                     SUB-ACCOUNTS INVESTING IN:
                                              --------------------------------------
                                                          LIQUID ASSET                                 GROWTH
                                                           PORTFOLIO                                  PORTFOLIO
                                              --------------------------------------    --------------------------------------
                                                 1999          1998          1997         1999          1998           1997
                                              ----------    ----------    ----------    ----------    ----------    ----------
Income:
  Dividends                                        3,225         3,646         4,839            --            --            --

Expenses:
  Risk charges                                       850           830         1,126        25,254        23,286        16,990

                                              ----------    ----------    ----------    ----------    ----------    ----------
Net investment income (loss)                       2,375         2,816         3,713       (25,254)      (23,286)      (16,990)
                                              ----------    ----------    ----------    ----------    ----------    ----------
Realized net investment gain (loss)                   --            --            --          (802)      104,579        31,075

Unrealized appreciation (depreciation), net           --            --            --      (103,575)     (587,913)      221,423

Capital gain distributions received                   --            --            --       263,051     1,138,697       264,588
                                              ----------    ----------    ----------    ----------    ----------    ----------

Realized and unrealized gain (loss)
  on investments and capital
  gains distributions, net                            --            --            --       158,674       655,363       517,086
                                              ----------    ----------    ----------    ----------    ----------    ----------

Net increase (decrease) in net assets
  from operations                                  2,375         2,816         3,713       133,420       632,077       500,096
                                              ----------    ----------    ----------    ----------    ----------    ----------

Purchase payments                                131,541        71,735        92,587       450,373       347,272       309,656

Transfers between subaccounts, net              (132,497)      (60,100)      (73,514)      135,170        33,601        77,806

Withdrawals and surrenders                        (1,716)         (832)      (34,108)     (113,766)     (271,542)     (129,843)

Monthly deductions                               (10,219)       (7,922)       (7,327)     (168,098)     (142,403)     (120,647)

Policy loans                                         (77)           (4)          (38)      (17,980)      (14,264)      (28,284)

Death Benefit                                         --            --            --        (7,184)           --            --
                                              ----------    ----------    ----------    ----------    ----------    ----------

Net increase (decrease) in net assets
  derived from principal transactions            (12,968)        2,877       (22,400)      278,515       (47,336)      108,688
                                              ----------    ----------    ----------    ----------    ----------    ----------

Total increase (decrease) in net assets          (10,593)        5,693       (18,687)      411,935       584,741       608,784

Net assets at beginning of year                  164,474       150,989       219,666     4,833,999     4,171,215     2,978,276
                                              ----------    ----------    ----------    ----------    ----------    ----------

Net assets at end of year                        153,881       156,682       200,979     5,245,934     4,755,956     3,587,060
                                              ==========    ==========    ==========    ==========    ==========    ==========



   The accompanying notes are an integral part of these financial statements

             Limited Maturity                        Balanced
              Bond Portfolio                         Portfolio                                      Total
--------------------------------------     -------------------------------------     -------------------------------------

   1999            1998         1997         1999          1998          1997          1999          1998          1997
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------
     9,279        10,093         8,980        23,533        28,603        16,109        36,037        42,342        29,928

       888           851           797         7,307         6,663         4,709        34,299        31,630        23,622
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------
     8,391         9,242         8,183        16,226        21,940        11,400         1,738        10,712         6,306
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------
      (524)         (121)         (941)       (5,811)        4,535         3,382        (7,137)      108,993        33,516
    (8,220)       (5,912)       (3,578)      (21,004)     (104,719)       35,795      (132,799)     (698,544)      253,640
        --            --            --        34,863       200,904        41,345       297,914     1,339,601       305,933
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------

    (8,744)       (6,033)       (4,519)        8,048       100,720        80,522       157,978       750,050       593,089
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------
      (353)        3,209         3,664        24,274       122,660        91,922       159,716       760,762       599,395
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------
    13,178        12,150        10,765       153,763       102,114        91,593       748,855       533,271       504,601
     2,565        (3,274)           25        (5,238)       29,773        (4,317)           --            --            --
    (4,493)       (6,866)       (5,934)      (45,108)      (26,239)       (6,415)     (165,083)     (305,479)     (176,300)
    (5,862)       (4,577)       (5,741)      (58,205)      (51,076)      (46,305)     (242,384)     (205,978)     (180,020)
        (8)           12         2,027          (194)          842         7,246       (18,259)      (13,414)      (19,049)
        --            --            --        (4,150)           --            --       (11,334)           --            --
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------
     5,380        (2,555)        1,142        40,868        55,414        41,802       311,795         8,400       129,232
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------
     5,027           654         4,806        65,142       178,074       133,724       471,511       769,162       728,627
   168,556       163,497       150,962     1,418,135     1,191,745       843,148     6,585,164     5,677,446     4,192,052
----------       -------       -------     ---------     ---------     ---------     ---------     ---------     ---------
   173,583       164,151       155,768     1,483,277     1,369,819       976,872     7,056,675     6,446,608     4,920,679
==========       =======       =======     =========     =========     =========     =========     =========     =========

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
June 30, 1999, 1998 and 1997

1.   ORGANIZATION AND CONTRACTS

     The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

     A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.   SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS

     Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

     FEDERAL INCOME TAXES

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized capital gains of the Variable Life Account which are applied to increase net assets are not taxed.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
JUNE 30, 1999, 1998 AND 1997


3.   EXPENSES
     A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $2,001 at June 30, 1999.

     At the beginning of each policy month, the company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

     The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

     The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
JUNE 30, 1999, 1998 AND 1997


4.   NET ASSETS
     Net assets are represented by accumulation units in the related Variable Life Account.

     At June 30, 1999 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                   ACCUMULATION  ACCUMULATION
                                      UNITS       UNIT VALUE         VALUE
                                   ------------  ------------        -----
Neuberger Berman
Advisers Management Trust:
  Liquid Asset Portfolio                 9,398    $    16.37     $      153,881
  Growth Portfolio                     154,272         34.00          5,245,934
  Limited Maturity Bond Portfolio        9,616         18.05            173,583
  Balanced Portfolio                    63,079         23.51          1,483,277
                                                                 --------------
     Total net assets                                            $    7,056,675
                                                                 ==============


     At June 30, 1998 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                 ACCUMULATION    ACCUMULATION
                                     UNITS        UNIT VALUE        VALUE
                                 ------------    ------------       -----
Neuberger Berman
Advisers Management Trust:
  Liquid Asset Portfolio                 9,880    $    15.86     $    156,682
  Growth Portfolio                     142,419         33.93        4,755,956
  Limited Maturity Bond Portfolio        9,194         17.85          164,151
  Balanced Portfolio                    59,739         22.93        1,369,819
                                                                 ------------
     Total net assets                                            $  6,446,608
                                                                 ============

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED - CONTINUED)
JUNE 30, 1999, 1998 AND 1997


5.   PURCHASES AND SALES OF SECURITIES

     In 1999, purchases and proceeds on sales of the Trust's shares aggregated $1,273,332 and $661,442, respectively, and were as follows:


                    LIQUID ASSET   GROWTH   LIMITED MATURITY  BALANCED
                     PORTFOLIO    PORTFOLIO  BOND PORTFOLIO  PORTFOLIO     TOTAL
                    ------------ ---------- ---------------- ---------  ----------
Purchases           $  137,340   $  863,843   $   25,135   $  247,014   $1,273,332
Proceeds on sales      147,938      347,276       11,478      154,750      661,442


     In 1998, purchases and proceeds on sales of the Trust's shares aggregated $2,076,766 and $717,421, respectively, and were as follows:


                    LIQUID ASSET   GROWTH   LIMITED MATURITY  BALANCED
                     PORTFOLIO    PORTFOLIO  BOND PORTFOLIO  PORTFOLIO     TOTAL
                    ------------ ---------- ---------------- ---------  ----------
Purchases           $  121,950   $1,569,929   $   22,631   $  362,256   $2,076,766
Proceeds on sales      115,422      501,571       16,094       84,334      717,421


     In 1997, purchases and proceeds on sales of the Trust's shares aggregated $1,017,526 and $575,465, respectively, and were as follows:

                    LIQUID ASSET   GROWTH   LIMITED MATURITY  BALANCED
                     PORTFOLIO    PORTFOLIO  BOND PORTFOLIO  PORTFOLIO     TOTAL
                    ------------ ---------- ---------------- ---------  ----------
Purchases           $  137,231   $  689,853   $   21,786   $  168,656   $1,017,526
Proceeds on sales      155,823      333,576       12,665       73,401      575,465